September 25, 2020

CRM Mutual Fund Trust

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM ALL CAP VALUE FUND

CRM LONG/SHORT OPPORTUNITIES FUND

(each individually, a "Fund," and collectively, the "Funds")

Supplement to Prospectus dated October 28, 2019

The Funds' Prospectus and Statement of Additional Information are hereby amended to reflect the following new information:

New Administrator, Accounting Agent and Transfer Agent

Effective October 5, 2020, Ultimus Fund Solutions, LLC is the new administrator, accounting agent and transfer agent of the Funds.

Address of Trust

Beginning October 5, 2020, inquiries concerning the Funds or shareholder accounts, and orders to purchase or redeem shares of the Funds should be addressed to:

Overnight Mail:	U.S. Mail:
CRM Funds	CRM Funds
c/o Ultimus Fund Solutions, LLC	c/o Ultimus Fund Solutions, LLC
4221 N. 203rd St., Suite 100	P.O. Box 541150
Elkhorn, NE 68022	Omaha, NE 68154-9150

There is no change to the Funds' telephone number. Please call 800-CRM-2883 for instructions on how to purchase, redeem or exchange shares, including purchases and redemptions by telephone or wire.

For further information concerning purchases or redemptions of Fund shares, see "Purchase of Shares" and "Redemption of Shares" in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE